Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Dec. 30, 2015	Dec. 30, 2016	Dec. 25, 2015
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Lease abandonment		$ 612
Inventory charges		$ 2,000
Accrued Liabilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Future minimum lease payments				$ 360
Kingston, New York Facility
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Additional expense, fixed asset and long-lived asset impairments			$ 3,160
Future minimum lease payments	$ 234			$ 360	$ 590
Lease expiration period	2018-02